Suspended Wells - Summary of Aging of Suspended Well Costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Project	Dec. 31, 2010 Project	Dec. 31, 2009 Project	Dec. 31, 2008
Aging Of Capitalized Exploratory Well Costs [Line Items]
Exploratory well costs capitalized for a period of one year or less	$ 115	$ 220	$ 319
Exploratory well costs capitalized for a period greater than one year	922	793	589
Ending balance	$ 1,037	$ 1,013	$ 908	$ 660
Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	40	40	34